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                                                             November 27, 1996


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

            Re: Merrill Lynch Global Resources Trust
                Post-Effective Amendment No. 12 to the
                Registration Statement on Form N-1A
                (Securities Act File No. 2-97095;
                Investment Company Act No. 811-4282)
                --------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Global Resources Trust (the "Trust") hereby certifies that:

     (1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment
         No. 12 to the Trust's Registration Statement on Form N-1A; and

     (2) the text of Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 26, 1996.

                                           Very truly yours,

                                           MERRILL LYNCH GLOBAL RESOURCES TRUST

                                           By: /s/ MARK B. GOLDFUS
                                               --------------------------------
                                               Mark B. Goldfus
                                               Secretary